OTHER FEES AND COMMISSIONS	12 Months Ended
Dec. 31, 2011
Fees And Commissions [Abstract]
OTHER FEES AND COMMISSIONS
NOTE 26: OTHER FEES AND COMMISSIONS
Other fees and commissions for the years ended December 31, comprised:
	2009	2010	2011
	(EUR in thousands)
Custody, brokerage & investment banking	96,711	79,953	61,903
Retail lending fees	54,794	50,410	41,446
Corporate lending fees	148,884	149,364	136,546
Banking fees & similar charges	168,112	164,947	171,221
Fund management fees	33,639	31,018	24,305
Total	502,140	475,692	435,421